Cover	Sep. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2026
Entity File Number	001-27072
Entity Registrant Name	AIM IMMUNOTECH INC.
Entity Central Index Key	0000946644
Entity Tax Identification Number	52-0845822
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2117 SW Highway 484
Entity Address, City or Town	Ocala
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34473
City Area Code	(352)
Local Phone Number	448-7797
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AIM
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false